Note 19 - Other Revenues	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Revenues [Text Block]
19—
OTHER REVENUES

Other revenues consist of the following:

	2019	2018	2017
Licenses and others	52	19	60
Total	52	19	60

In
2019,
2018
and
2017,
other revenues mainly consist of sales of a license to Theraclion and training to customers.